Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.63%
Past 5 years	4.85%
Past 10 years	4.46%
Fidelity Managed Retirement 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.52%
Past 5 years	3.54%
Past 10 years	2.79%
Fidelity Managed Retirement 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.78%
Past 5 years	3.39%
Past 10 years	3.07%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNI
Average Annual Return:
Past 1 year	9.93%
Past 5 years	5.13%
Past 10 years	4.87%